Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

On July 17, 2014, Skyline Medical Inc. (the “Company”) and a stockholder entered into a settlement agreement and release (the “Settlement Agreement”) with Marshall Ryan (“Ryan”) and a company related to Ryan (together, the “Plaintiffs”). The settlement relates to a previously disclosed lawsuit by the Plaintiffs initiated in March 2014. Ryan is an engineer who previously worked with the Company on design of certain of the Company's products. The lawsuit alleged among other things, breach of a 2008 consulting agreement, a 2006 manufacturing agreement and a 2006 supply agreement among the Plaintiffs and the Company, various claims of fraud and negligent misrepresentation, and breach of the duty of good faith and fair dealing.

Under the Settlement Agreement, the parties have agreed that the lawsuit will be dismissed. The Company has agreed to pay Ryan an aggregate of $500,000 in various cash installments through April 25, 2015, which amount includes $200,000 in installments that are payable during the remainder of 2014. The Settlement Agreement, among other things, extinguishes any prior claims of Plaintiffs for royalties or other alleged rights to payments under their prior agreements with the Company. Payment of the outstanding balance under the Settlement Agreement will be accelerated if the Company raises $2 million or more of gross dollars in a single funding round or raises aggregate funding of $4 million of gross dollars on or before April 10, 2015. If the Company defaults on the required cash payments and fails to cure as provided in the Settlement Agreement, then Ryan will have the option to either sue Skyline to enforce the Settlement Agreement or rescind the Settlement Agreement, including returning all payments previously made thereunder.

The Settlement Agreement also contains mutual releases covering claims other than a breach of the Settlement Agreement. In the Settlement Agreement, Ryan fully, unconditionally and irrevocably affirms and ratifies the Company's rights to Ryan's prior patent assignments, and disclaims any right, title or interest in the Company's Streamway product including any claims to royalties both past and future. In addition, the parties confirmed that the patents related to the Streamway product belong exclusively to Skyline and remain in full force and effect.

On April 27, 2015, the Company entered into a Third Extension of Settlement Agreement (the “Third Extension”) with Ryan and the Plaintiffs. Under the Third Extension the parties have agreed that in consideration for this Memorandum of Understanding Skyline will pay Ryan $50,000 to be added to the current balance; Skyline will pay 18% interest on the current balance retroactive to certain dates; all payments will be made in full by no later than June 2, 2015, except that if Skyline obtains gross funding, as measured from all its funding and revenue beginning on April 1, 2015, in the amounts specified below, payment shall accelerate as follows: if Skyline obtains gross funding of at least $2,000,000 or more but less than $4,000,000, it shall immediately pay $250,000 to Ryan toward the current balance; if Skyline obtain gross funding of at least $4,000,000 or more, it shall immediately pay any portion of the current balance, third extension payment and interest not already paid. Additionally, incremental payments to be deducted from the current balance will be made in the following amounts: Skyline will pay $15,000 on or before May 29, 2015. The incremental payment, if made, will be deducted from the December 24, 2015 payment due pursuant to Paragraph 1.3 of the Settlement Agreement.

Darryl C. Demaray, Brady P. Farrell, Christopher S. Howell and Ronald W. Walters v. Skyline Medical Inc. On April 29, 2015, the plaintiffs filed an action in District Court in Dakota County, Minnesota against the Company. The four plaintiffs are current or former employees of the Company who were or are each engaged as a Regional Sales Manager. The action alleges, among other things, breach of employment agreements, failure to pay certain cash and non-cash compensation, negligent misrepresentation and unjust enrichment. The plaintiffs are seeking the amounts they claim are due, in addition to, among other things, certain penalties and certain attorney's fees and costs. The Company's records indicate that certain amounts are owing to these individuals. The Company intends to defend against the claims vigorously.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

On July 17, 2014, Skyline Medical Inc. (the “Company”) and a stockholder entered into a settlement agreement and release (the “Settlement Agreement”) with Marshall Ryan (“Ryan”) and a company related to Ryan (together, the “Plaintiffs”). The settlement relates to a previously disclosed lawsuit by the Plaintiffs initiated in March 2014. Ryan is an engineer who previously worked with the Company on design of certain of the Company's products. The lawsuit alleged among other things, breach of a 2008 consulting agreement, a 2006 manufacturing agreement and a 2006 supply agreement among the Plaintiffs and the Company, various claims of fraud and negligent misrepresentation, and breach of the duty of good faith and fair dealing.

Under the Settlement Agreement, the parties have agreed that the lawsuit will be dismissed. The Company has agreed to pay Ryan an aggregate of $500,000 in various cash installments through April 25, 2015, which amount includes $200,000 in installments that are payable during the remainder of 2014. The Settlement Agreement, among other things, extinguishes any prior claims of Plaintiffs for royalties or other alleged rights to payments under their prior agreements with the Company. Payment of the outstanding balance under the Settlement Agreement will be accelerated if the Company raises $2 million or more of gross dollars in a single funding round or raises aggregate funding of $4 million of gross dollars on or before April 10, 2015. If the Company defaults on the required cash payments and fails to cure as provided in the Settlement Agreement, then Ryan will have the option to either sue Skyline to enforce the Settlement Agreement or rescind the Settlement Agreement, including returning all payments previously made thereunder.

The Settlement Agreement also contains mutual releases covering claims other than a breach of the Settlement Agreement. In the Settlement Agreement, Ryan fully, unconditionally and irrevocably affirms and ratifies the Company's rights to Ryan's prior patent assignments, and disclaims any right, title or interest in the Company's Streamway product including any claims to royalties both past and future. In addition, the parties confirmed that the patents related to the Streamway product belong exclusively to Skyline and remain in full force and effect.